PROVISION FOR TAX, CIVIL AND LABOR RISKS - Schedule of detailed information about other provisions (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Tax, civil and labor provision and contingent liabilities
Balance at the beginning of the year				R$ 1,337,273		R$ 1,318,441
Additions		R$ 615,659		595,502
Reversals	[1]	(115,809)		(307,267)
Payments	[2]	(458,288)		(261,731)
Inflation adjustment		73,011		79,280
Exchange rate variation (OCI)		(84,109)		(86,952)
Disposal of The Body Shop		(1,145)
Balance as of the end of the year		1,366,592		1,337,273
Current		491,301		463,655
Non-current		875,291		873,618
Contingent liabilities (business combination)
Tax, civil and labor provision and contingent liabilities
Balance at the beginning of the year	[3]			406,428	[1]	597,585
Additions	[3]	4,204	[1]
Reversals	[1],[3]	(29,971)		(196,925)
Payments	[2],[3]		[1]
Inflation adjustment	[3]	24,836	[1]	21,555
Exchange rate variation (OCI)	[3]	(19,516)	[1]	(15,787)
Disposal of The Body Shop	[3]		[1]
Balance as of the end of the year	[3]	385,981	[1]	406,428
Tax
Tax, civil and labor provision and contingent liabilities
Balance at the beginning of the year				187,052	[4]	181,694
Additions		42,055	[4]	78,410
Reversals	[1]	(18,136)	[4]	(45,902)
Payments	[2]	(53,143)	[4]	(31,354)
Inflation adjustment		12,852	[4]	36,155
Exchange rate variation (OCI)		(3,958)	[4]	(31,951)
Disposal of The Body Shop			[4]
Balance as of the end of the year		166,722	[4]	187,052
Tax | Contingent liabilities (business combination)
Tax, civil and labor provision and contingent liabilities
Balance as of the end of the year		381,447
Civil
Tax, civil and labor provision and contingent liabilities
Balance at the beginning of the year				557,675		305,690
Additions		446,554		425,398
Reversals	[1]	(10,172)		(12,791)
Payments	[2]	(357,633)		(162,953)
Inflation adjustment		29,439		16,477
Exchange rate variation (OCI)		(38,836)		(14,146)
Disposal of The Body Shop		(445)
Balance as of the end of the year		626,582		557,675
Labour
Tax, civil and labor provision and contingent liabilities
Balance at the beginning of the year				186,118		R$ 233,472
Additions		122,846		91,694
Reversals	[1]	(57,530)		(51,649)
Payments	[2]	(47,512)		(67,424)
Inflation adjustment		5,884		5,093
Exchange rate variation (OCI)		(21,799)		(25,068)
Disposal of The Body Shop		(700)
Balance as of the end of the year		187,307		R$ 186,118
Labour | Contingent liabilities (business combination)
Tax, civil and labor provision and contingent liabilities
Balance as of the end of the year		R$ 4,533

[1]	Reversals of contingent liabilities (business combination) with Avon refer mainly to the change in estimates for tax, civil and labor lawsuits.
[2]	Tax payments refer mainly to the completion of the administrative procedure with the State of Amazonas for the effective settlement of tax amnesties, using judicial deposits.
[3]	The business combination amounts as of December 31, 2023, arising from the business combination with Avon are segregated between tax (R$381,447) and labor (R$4,533) lawsuits.
[4]	In December 2023, the subsidiary Natura Cosmeticos recognized a provision for estimated costs in relation to litigation involving discussion about the collection of ICMS Tax Rate Differential (“DIFAL”) with several states in Brazil, in the amount of R$22,472. The recognition of the provision occurs as a result of an unfavorable decision to the taxpayer in judgment at the Federal Supreme Court (STF), leading to a change in the prognosis from loss to probable.